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[LOGO OF MetLife]

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166-0005

ROBIN WAGNER
Assistant General Counsel
Legal Affairs
Phone: 212-578-9071

March 6, 2020

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:  Metropolitan Life Separate Account E
     File No. 811-04001

Ladies and Gentlemen:

The Annual Reports dated December 31, 2019 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of Metropolitan Life Separate Account E of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857;

The Annual Reports for certain series of BlackRock Variable Series Funds, Inc. portfolios are incorporated by reference as filed on Form N-CSR, CIK
No. 0000355916, File No. 811-03290;

The Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183;

The Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618;

The Annual Reports for certain series of Calvert Variable Series Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000708950, File No. 811-03591;

The Annual Reports for certain portfolios of Delaware VIP Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000814230, File No. 811-05162;

The Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

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The Annual Reports for certain portfolios of Fidelity Variable Insurance
Products Fund V are incorporated by reference as filed on Form N-CSR, CIK
No. 000823535, File No. 811-05361;
The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK
No. 0000837274, File No. 811-05583;

The Annual Reports for certain series of Ivy Funds Variable Insurance Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0000810016, File No. 811-05017;

The Annual Reports for certain series of Janus Aspen Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000906185, File No. 811-07736;

The Annual Reports for certain portfolios of Legg Mason Partners Variable Equity Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No 811-21128;

The Annual Reports for certain portfolios of Legg Mason Partners Variable Income Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No 811-06310;

The Annual Reports for certain portfolios of Morgan Stanley Variable Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692;

The Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001047304, File
No. 811-08399; and

The Annual Reports for certain portfolios of Trust for Advised Portfolios are incorporated by reference as filed on Form N-CSR, CIK No. 0001261788, File No. 811-21422.

Sincerely,

/s/Robin Wagner

Robin Wagner, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company